S000033329 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	173 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Blended Benchmark (consisting of 33.3% in each of the Russell 1000® Value Index, Bloomberg U.S. Corporate Investment Grade & High Yield Index and Bloomberg U.S. Convertible Composite Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.91%		5.65%		8.76%
Columbia Flexible Capital Income Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	12.82%		7.51%		9.45%
Performance Inception Date				Mar. 01, 2017
Columbia Flexible Capital Income Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent	12.83%		7.23%		9.17%
Performance Inception Date		Oct. 02, 2024
Columbia Flexible Capital Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.97%		5.89%		8.49%
Performance Inception Date							Jul. 28, 2011
Columbia Flexible Capital Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.31%		3.86%		6.58%
Performance Inception Date							Jul. 28, 2011
Columbia Flexible Capital Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.77%		3.87%		6.06%
Performance Inception Date							Jul. 28, 2011
Columbia Flexible Capital Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.66%		6.36%		8.32%
Performance Inception Date							Jul. 28, 2011
Columbia Flexible Capital Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	12.76%		7.42%		9.41%
Performance Inception Date							Jul. 28, 2011
Columbia Flexible Capital Income Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	12.76%		7.45%		9.45%
Performance Inception Date						Nov. 08, 2012